Schedule of Investments | 6/30/21 (unaudited) (continued)

Pioneer Intrinsic Value Fund

Schedule of Investments | June 30, 2021

Ticker Symbols:
Class A Class C Class Y	PISVX PVCCX PISYX

Schedule of Investments | June 30, 2021 (unaudited)

Shares		Value
UNAFFILIATED ISSUERS - 101.1%
COMMON STOCKS - 101.1% of Net Assets
Automobiles - 2.7%
442(a)	General Motors Co.	$ 26,153
	Total Automobiles	$ 26,153
Banks - 13.4%
1,071	Bank of America Corp.	$ 44,157
222	Citizens Financial Group, Inc.	10,183
260	East West Bancorp, Inc.	18,639
128	M&T Bank Corp.	18,600
886	Wells Fargo & Co.	40,127
	Total Banks	$ 131,706
Capital Markets - 5.3%
433	Lazard, Ltd.	$ 19,593
357	Morgan Stanley	32,734
	Total Capital Markets	$ 52,327
Consumer Durables & Apparel - 3.7%
198	Lennar Corp.	$ 19,671
619	Newell Brands, Inc.	17,004
	Total Consumer Durables & Apparel	$ 36,675
Consumer Finance - 2.7%
222	Discover Financial Services	$ 26,260
	Total Consumer Finance	$ 26,260
Diversified Telecommunication Services - 3.1%
548	Verizon Communications, Inc.	$ 30,704
	Total Diversified Telecommunication Services	$ 30,704
Electronic Equipment, Instruments & Components - 2.0%
164	Synnex Corp.	$ 19,969
	Total Electronic Equipment, Instruments & Components	$ 19,969
Energy - 6.7%
525	Exxon Mobil Corp.	$ 33,117
847	Royal Dutch Shell Plc, Class B (A.D.R.)	32,889
	Total Energy	$ 66,006
Financials - 2.8%
175	JPMorgan Chase & Co.	$ 27,220
	Total Financials	$ 27,220
Health Care - 6.0%
342	Gilead Sciences, Inc.	$ 23,550
912	Pfizer, Inc.	35,714
	Total Health Care	$ 59,264
Health Care Equipment & Services - 4.6%
72	Anthem, Inc.	$ 27,490
75	Cigna Corp.	17,780
	Total Health Care Equipment & Services	$ 45,270
Health Care Providers & Services - 6.5%
378	Cardinal Health, Inc.	$ 21,580
253	CVS Health Corp.	21,110
101	HCA Healthcare, Inc.	20,881
	Total Health Care Providers & Services	$ 63,571
Information Technology - 5.5%
583	Cisco Systems, Inc.	$ 30,899
337	eBay, Inc.	23,661
	Total Information Technology	$ 54,560
Insurance - 6.7%
389	Aflac, Inc.	$ 20,874
159	Chubb, Ltd.	25,271
201	Progressive Corp.	19,740
	Total Insurance	$ 65,885
IT Services - 1.7%
113	International Business Machines Corp.	$ 16,565
	Total IT Services	$ 16,565
Machinery - 0.9%
45	Stanley Black & Decker, Inc.	$ 9,225
	Total Machinery	$ 9,225
Materials - 4.0%
181	Crown Holdings, Inc.	$ 18,500
357	Sealed Air Corp.	21,152
	Total Materials	$ 39,652
Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
148	AbbVie, Inc.	$ 16,671
	Total Pharmaceuticals, Biotechnology & Life Sciences	$ 16,671
Retailing - 3.1%
97(a)	AutoNation, Inc.	$ 9,197
14(a)	AutoZone, Inc.	20,891
	Total Retailing	$ 30,088
Shares		Value
Semiconductors & Semiconductor Equipment - 3.3%
576	Intel Corp.	$ 32,337
	Total Semiconductors & Semiconductor Equipment	$ 32,337
Software - 2.5%
321	Oracle Corp.	$ 24,987
	Total Software	$ 24,987
Technology Hardware & Equipment - 1.9%
1,275	Hewlett Packard Enterprise Co.	$ 18,589
	Total Technology Hardware & Equipment	$ 18,589
Trading Companies & Distributors - 1.8%
349(a)	AerCap Holdings NV	$ 17,872
	Total Trading Companies & Distributors	$ 17,872
Transportation - 3.7%
122	FedEx Corp.	$ 36,396
	Total Transportation	$ 36,396
Utilities - 4.8%
283	American Electric Power Co., Inc.	$ 23,939
942	CenterPoint Energy, Inc.	23,098
	Total Utilities	$ 47,037
TOTAL COMMON STOCKS
	(Cost $1,028,651)	$ 994,989
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 101.1%
	(Cost $1,028,651)	$ 994,989
	OTHER ASSETS AND LIABILITIES - (1.1)%	$ (10,676)
	NET ASSETS - 100.0%	$ 984,313

(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$ 994,989	$ –	$ –	$ 994,989
Total Investments in Securities	$ 994,989	$ –	$ –	$ 994,989